Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Net deferred tax balance	$ (1,806)	$ (2,854)	$ (1,371)	$ (577)
Deductible temporary differences for which no deferred tax asset is recognised	$ 420	542	414
Minimum
Taxation
Unrecognised deferred tax assets expiration period (in years)	1 year
Maximum
Taxation
Unrecognised deferred tax assets expiration period (in years)	20 years
Before the offset of balances within countries
Taxation
Deferred tax assets	$ 4,638	3,987	3,801
Deferred tax liabilities	(6,444)	(6,841)	(5,172)
Net deferred tax balance	(1,806)	(2,854)	(1,371)
After the offset of balances within countries
Taxation
Deferred tax assets	2,189	1,102	1,294
Deferred tax liabilities	(3,995)	(3,956)	(2,665)
Net deferred tax balance	(1,806)	(2,854)	(1,371)
Intangibles, property, plant & equipment
Taxation
Net deferred tax balance	(3,852)	(5,149)	(3,261)	(2,478)
Intangibles, property, plant & equipment | Before the offset of balances within countries
Taxation
Deferred tax assets	1,226	875	1,055
Deferred tax liabilities	(5,078)	(6,024)	(4,316)
Net deferred tax balance	(3,852)	(5,149)	(3,261)
Pension and post-retirement benefits
Taxation
Net deferred tax balance	509	465	427	628
Pension and post-retirement benefits | Before the offset of balances within countries
Taxation
Deferred tax assets	559	465	430
Deferred tax liabilities	(50)		(3)
Net deferred tax balance	509	465	427
Intercompany inventory transfers
Taxation
Net deferred tax balance	831	1,014	738	630
Intercompany inventory transfers | Before the offset of balances within countries
Taxation
Deferred tax assets	1,011	1,014	780
Deferred tax liabilities	(180)		(42)
Net deferred tax balance	831	1,014	738
Untaxed reserves
Taxation
Net deferred tax balance	(600)	(697)	(692)	(578)
Untaxed reserves | Before the offset of balances within countries
Taxation
Deferred tax liabilities	(600)	(697)	(692)
Net deferred tax balance	(600)	(697)	(692)
Losses and tax credits carried forward
Taxation
Net deferred tax balance	906	1,004	804	525
Losses and tax credits carried forward | Before the offset of balances within countries
Taxation
Deferred tax assets	957	1,004	804
Deferred tax liabilities	(51)
Net deferred tax balance	906	1,004	804
Accrued expenses and other
Taxation
Net deferred tax balance	400	509	613	$ 696
Accrued expenses and other | Before the offset of balances within countries
Taxation
Deferred tax assets	885	629	732
Deferred tax liabilities	(485)	(120)	(119)
Net deferred tax balance	$ 400	$ 509	$ 613